Receivables, Net (Tables)	12 Months Ended
Apr. 27, 2019
Receivables
Receivables represent customer, private and public institutional and government billings, credit/debit card, advertising, landlord and other receivables due within one year as follows:

	April 27, 2019	April 28, 2018
Trade accounts	$17,060	$19,446
Credit/debit card receivables	21,543	22,564
Other receivables	22,644	22,542
Total receivables, net	$61,247	$64,562